Christopher D. Menconi

+1.202.373.6173

christopher.menconi@morganlewis.com

VIA EDGAR

January 6, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263) Filing Pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectus and Statement of Additional Information, each dated January 1, 2020, for the Trust’s EMQQ The Emerging Markets Internet & Ecommerce ETF and Vesper U.S. Large Cap Short-Term Reversal Strategy ETF, that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Trust’s Post-Effective Amendment No. 270, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001615774-19-015906 on December 20, 2019.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi

Christopher D. Menconi

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001